UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Health Sciences Portfolio

Health Sciences Portfolio Class (QAAGZX)

This semi-annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio Class	$44	0.86%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$751,584
Number of Portfolio Holdings	276
Table Summary

Portfolio Turnover Rate	52.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Table Summary
Major Pharmaceuticals	31.5%
Other Biotechnology	25.7
Major Biotechnology	10.9
Payors	8.6
Life Sciences	7.6
Implants	7.4
Distribution	2.1
Providers	1.9
Other Services	1.5
Other	2.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Eli Lilly	14.1%
Johnson & Johnson	6.6
UnitedHealth Group	5.9
AbbVie	5.1
Merck	4.0
Gilead Sciences	2.8
Thermo Fisher Scientific	2.5
Vertex Pharmaceuticals	2.3
Bristol-Myers Squibb	2.1
Abbott Laboratories	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E309-053 8/26

Health Sciences Portfolio

Health Sciences Portfolio Class (QAAGZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Health Sciences Portfolio

Health Sciences Portfolio - II Class (QAAHBX)

This semi-annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio - II Class	$57	1.11%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$751,584
Number of Portfolio Holdings	276
Table Summary

Portfolio Turnover Rate	52.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Table Summary
Major Pharmaceuticals	31.5%
Other Biotechnology	25.7
Major Biotechnology	10.9
Payors	8.6
Life Sciences	7.6
Implants	7.4
Distribution	2.1
Providers	1.9
Other Services	1.5
Other	2.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Eli Lilly	14.1%
Johnson & Johnson	6.6
UnitedHealth Group	5.9
AbbVie	5.1
Merck	4.0
Gilead Sciences	2.8
Thermo Fisher Scientific	2.5
Vertex Pharmaceuticals	2.3
Bristol-Myers Squibb	2.1
Abbott Laboratories	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E359-053 8/26

Health Sciences Portfolio

Health Sciences Portfolio - II Class (QAAHBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026
Health Sciences Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Health Sciences Portfolio
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio Class
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 58 .47 $ 51 .26 $ 55 .31 $ 55 .74 $ 64 .72 $ 61 .04
Investment activities
Net investment income (loss)
(1)(2)
0 .02 ( 0 .09 ) ( 0 .11 ) ( 0 .12 ) ( 0 .13 ) ( 0 .26 )
Net realized and unrealized gain/
loss 4 .24 9 .34 1 .00 1 .68 ( 7 .95 ) 8 .19
Total from investment activities 4 .26 9 .25 0 .89 1 .56 ( 8 .08 ) 7 .93
Distributions
Net realized gain – ( 2 .04 ) ( 4 .94 ) ( 1 .99 ) ( 0 .90 ) ( 4 .25 )
NET ASSET VALUE
End of period $ 62 .73 $ 58 .47 $ 51 .26 $ 55 .31 $ 55 .74 $ 64 .72
Ratios/Supplemental Data
Total return
(2)(3)
7 .29% 18 .10% 1 .66% 2 .96% ( 12 .47 ) % 13 .10%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .86%
(4)
0 .86% 0 .89% 0 .95% 0 .95% 0 .95%
Net expenses after waivers/
payments by Price Associates 0 .86%
(4)
0 .86% 0 .88% 0 .94% 0 .94% 0 .94%
Net investment income (loss) 0 .06%
(4)
( 0 .17 ) % ( 0 .18 ) % ( 0 .21 ) % ( 0 .23 ) % ( 0 .40 ) %
Portfolio turnover rate 52 .1% 65 .4% 49 .9% 49 .5% 27 .9% 32 .3%
Net assets, end of period (in
thousands) $ 159,033 $ 156,406 $ 144,197 $ 154,299 $ 153,188 $ 178,434
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. Rowe Price Health Sciences Portfolio
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio - II
Class
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 54 .03 $ 47 .62 $ 51 .85 $ 52 .52 $ 61 .19 $ 57 .96
Investment activities
Net investment loss
(1)(2)
( 0 .05 ) ( 0 .21 ) ( 0 .24 ) ( 0 .24 ) ( 0 .25 ) ( 0 .40 )
Net realized and unrealized gain/
loss 3 .91 8 .66 0 .95 1 .56 ( 7 .52 ) 7 .77
Total from investment activities 3 .86 8 .45 0 .71 1 .32 ( 7 .77 ) 7 .37
Distributions
Net realized gain – ( 2 .04 ) ( 4 .94 ) ( 1 .99 ) ( 0 .90 ) ( 4 .14 )
NET ASSET VALUE
End of period $ 57 .89 $ 54 .03 $ 47 .62 $ 51 .85 $ 52 .52 $ 61 .19
Ratios/Supplemental Data
Total return
(2)(3)
7 .14% 17 .80% 1 .42% 2 .68% ( 12 .69 ) % 12 .83%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .11%
(4)
1 .11% 1 .13% 1 .20% 1 .20% 1 .20%
Net expenses after waivers/
payments by Price Associates 1 .11%
(4)
1 .11% 1 .13% 1 .19% 1 .19% 1 .19%
Net investment loss ( 0 .18 ) %
(4)
( 0 .42 ) % ( 0 .43 ) % ( 0 .47 ) % ( 0 .48 ) % ( 0 .64 ) %
Portfolio turnover rate 52 .1% 65 .4% 49 .9% 49 .5% 27 .9% 32 .3%
Net assets, end of period (in
thousands) $ 592,551 $ 573,173 $ 520,727 $ 548,009 $ 576,092 $ 704,365
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Health Sciences Portfolio
June 30, 2026 Unaudited

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.9%
BIOTECHNOLOGY  31.9%
International-Biotechnology  0.2%
Ideaya Biosciences (1) 45,571 1,698
1,698
Major Biotechnology  10.7%
Amgen  37,413 13,548
BioNTech, ADR (1) 7,900 735
Bristol-Myers Squibb  276,256 15,918
Celldex Therapeutics (1) 33,464 1,245
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 —
Gilead Sciences  166,271 21,007
Royalty Pharma, Class A  130,094 7,294
United Therapeutics (1) 6,122 3,317
Vertex Pharmaceuticals (1) 34,183 16,980
80,044
Other Biotechnology  21.0%
Abivax , ADR (1) 7,941 1,058
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 —
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 —
Agios Pharmaceuticals (1) 5,657 210
Aktis Oncology (1)(4) 20,013 645
Aktis Oncology, Lockup Shares,
Acquisition Date: 9/20/24,
Cost $538 (1)(3)(5) 35,348 1,139
Allogene Therapeutics (1) 243,268 506
Alnylam Pharmaceuticals (1) 17,554 5,284
Apogee Therapeutics (1) 7,943 1,054
Argenx , ADR (1) 4,836 4,487
Arrowhead Pharmaceuticals (1) 10,689 871
Ascendis Pharma (1) 10,794 2,879
Atrium Therapeutics (1) 41,700 561
Aura Biosciences (1) 9,908 70
Avalyn Pharma (1) 24,376 803
Avalyn Pharma, Lockup Shares,
Acquisition Date: 9/22/23 - 4/25/25,
Cost $356 (1)(3)(5) 24,877 819
Axsome Therapeutics (1) 9,806 2,400
Beam Therapeutics (1) 55,798 1,915
BeOne Medicines, Class H (HKD) (1) 130,452 2,843
Bicara Therapeutics (1) 41,165 1,222
Bicycle Therapeutics, ADR (1) 62,846 267
Biohaven  (1) 60,593 902
BridgeBio Oncology Therapeutics (1) 15,774 120
Bridgebio Pharma (1) 26,489 1,973
Shares/Par $ Value
(Cost and value in $000s)
‡
Cabaletta, Warrants, 9/20/26,
Acquisition Date: 6/11/25,
Cost $— (1)(3) 93,835 57
Cabaletta Bio (1) 110,667 344
CG oncology (1) 32,546 2,312
Climb Bio (1) 102,500 1,337
Crescent Biopharma (1)(4) 17,631 317
Crinetics Pharmaceuticals (1) 53,507 2,002
Cytokinetics (1) 26,225 2,234
Denali Therapeutics (1) 29,350 755
Dianthus Therapeutics (1) 27,805 2,710
Disc Medicine (1) 9,023 660
Eikon Therapeutics (1)(4) 20,976 274
Eikon Therapeutics, Lockup Shares,
Acquisition Date: 12/3/21 - 2/14/25,
Cost $1,248 (1)(3)(5) 16,741 219
Entrada Therapeutics (1) 20,159 148
Generate Biomedicines (1) 19,115 323
Generate Biomedicines, Lockup
Shares, Acquisition Date: 9/2/21 -
5/9/23, Cost $1,203 (1)(3)(5) 66,811 1,127
Generation Bio (1)(2) 9,145 —
Ginkgo Bioworks , Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks , Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks , Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date:
2/18/22, Cost $253 (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Immunocore Holdings, ADR (1) 43,439 1,379
Immunome (1) 78,194 1,657
Incyte (1) 7,454 845
Insmed  (1) 34,665 3,696
Ionis Pharmaceuticals (1) 27,443 2,176
Iovance Biotherapeutics (1) 92,649 385
Kailera Therapeutics (1) 55,664 1,226
Kailera Therapeutics, Lockup
Shares, Acquisition Date: 10/31/25,
Cost $512 (1)(3)(5) 36,605 806
Kodiak Sciences (1) 64,006 2,494
Krystal Biotech (1) 8,820 3,278
Kymera Therapeutics (1) 58,378 6,694
Kyverna Therapeutics (1) 55,173 492
MBX Biosciences (1) 38,917 2,148
Medici Tx Platform Milestone $3
Million, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 5,700 —

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Mirum Pharma Escrow Expense
Fund, EC, Acquisition Date: 2/4/26,
Cost $2 (1)(2)(3) 2,318 2
Mirum Pharma Escrow Indemnity,
EC, Acquisition Date: 2/4/26,
Cost $57 (1)(2)(3) 57,483 55
Mirum Pharma Indemnity
Holdback, Acquisition Date: 2/4/26,
Cost $86 (1)(3) 1,210 135
Mirum Pharma Milestone $500
Million, Acquisition Date: 2/4/26,
Cost $— (1)(2)(3) 165,208 —
Mirum Pharma Milestone $750
Million, Acquisition Date: 2/4/26,
Cost $— (1)(2)(3) 275,347 —
Mirum Pharma, Lockup Shares 6
Month, Acquisition Date: 2/4/26,
Cost $386 (1)(3)(5) 5,416 602
Mirum Pharma, Lockup Shares 9
Month, Acquisition Date: 2/4/26,
Cost $386 (1)(3)(5) 5,417 603
Moderna (1) 89,300 6,254
Monte Rosa Therapeutics (1) 112,745 2,728
MoonLake Immunotherapeutics  (1) 55,515 1,081
Natera  (1) 39,765 10,794
Nurix Therapeutics (1) 79,238 1,922
Odyssey Therapeutics (1) 11,276 211
Odyssey Therapeutics, Lockup
Shares, Acquisition Date: 5/13/22 -
6/16/25, Cost $380 (1)(3)(5) 9,233 173
Olema Pharmaceuticals (1) 40,697 509
ORIC Pharmaceuticals (1) 106,837 1,157
Oruka Therapeutics (1) 28,926 2,753
Parabilis Medicines (1) 30,358 831
Parabilis Medicines, Lockup Shares,
Series C, Acquisition Date: 1/11/21 -
6/10/26, Cost $1,134 (1)(3)(5) 103,216 2,825
Pharvaris  (1) 20,584 712
Praxis Precision Medicines (1) 8,505 2,847
ProfoundBio , Escrow Fund Payment,
EC, Acquisition Date: 5/24/24,
Cost $34 (1)(2)(3) 33,627 32
ProfoundBio , Expense Fund
Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(2)(3) 112 —
Protagonist Therapeutics (1) 52,256 6,406
Rapport Therapeutics (1) 38,093 1,587
Regeneron Pharmaceuticals  3,492 2,177
Relay Therapeutics (1) 125,278 2,344
Revolution Medicines (1) 32,711 6,126
Revolution Medicines, Warrants,
11/14/28 (1) 11,096 104
Rhythm Pharmaceuticals (1) 15,935 1,769
Ring Therapeutics, Acquisition Date:
4/12/21 - 10/7/22, Cost $601 (1)(2)
(3) 13,073 —
Roivant Sciences (1) 157,043 5,558
Scholar Rock Holding (1) 51,768 2,847
Shares/Par $ Value
(Cost and value in $000s)
‡
Seaport Therapeutics (1) 18,421 400
Seaport Therapeutics, Acquisition
Date: 10/18/24, Cost $540 (1)(3)(5) 36,176 786
Sensorion (EUR) (1) 845,527 229
Shattuck Labs (1) 136,959 951
Sionna Therapeutics (1) 17,807 783
Spyre Therapeutics (1) 47,651 4,231
Structure Therapeutics, ADR (1) 25,918 1,391
Summit Therapeutics (1) 158,867 2,315
Tarsus Pharmaceuticals (1) 11,077 697
Tenax Therapeutics (1) 43,036 626
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 8/21/25,
Cost $— (1)(2)(3) 2,604 24
Vaxcyte  (1) 26,234 1,525
Vera Therapeutics (1) 50,781 2,179
Viridian Therapeutics (1) 91,287 1,677
WaVe Life Sciences (1) 84,993 494
Xencor  (1) 22,853 368
157,944
Total Biotechnology 239,686
LIFE SCIENCES  6.6%
Life Sciences  6.6%
Agilent Technologies  15,700 2,085
Billiontoone , Class A (1) 24,722 2,966
Caris Life Sciences (1) 8,815 157
Chromacode , Acquisition Date:
2/28/22, Cost $197 (1)(2)(3) 28 —
Cogent Biosciences (1) 25,135 973
Danaher  56,740 10,808
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 —
Guardant Health (1) 61,138 9,173
Perceptive Capital Solutions
SPAC/ Freenome Holdings PIPE (1)
(5)(6) 26,090 256
PrognomIQ , Class A, Acquisition
Date: 11/15/19 - 4/22/25,
Cost $656 (1)(2)(3) 27,338 4
SomaLogic , Warrants, 8/31/26 (1) 4,962 —
Thermo Fisher Scientific  37,982 19,043
Waters (1) 5,200 1,950
West Pharmaceutical Services  4,795 1,721
Total Life Sciences 49,136
PHARMACEUTICALS  32.5%
European Major
- Pharmaceuticals  0.5%
AstraZeneca  18,933 3,590
3,590
Major Pharmaceuticals  31.5%
AbbVie  153,028 38,508
Chugai Pharmaceutical (JPY)  78,800 3,640
Eli Lilly  88,118 105,691
Johnson & Johnson  196,487 49,902
Merck  233,759 30,038

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Novo Nordisk, ADR  47,201 2,263
Teva Pharmaceutical Industries,
ADR (1) 49,500 1,677
Viatris 313,265 4,975
236,694
Specialty Pharmaceuticals  0.5%
Blue Marlin Therapeutics, Acquisition
Date: 12/18/25, Cost $— (1)(2)(3) 81 —
Madrigal Pharmaceuticals (1) 3,670 1,970
Mirum Pharmaceuticals (1) 17,030 1,994
3,964
Total Pharmaceuticals 244,248
PRODUCTS & DEVICES  7.4%
Capital Equipment  0.1%
Procept Biorobotics  (1) 17,941 405
405
Implants  7.2%
Abbott Laboratories  158,573 14,389
Boston Scientific (1) 80,431 3,433
Edwards Lifesciences (1) 48,999 4,432
Intuitive Surgical (1) 35,632 14,170
Medtronic  42,600 3,333
Sonova Holding (CHF)  4,392 1,042
Stryker  42,615 13,417
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 58
54,274
Other Products & Devices  0.1%
Celcuity  (1) 3,682 385
Inspire Medical Systems (1) 7,200 321
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 104
Saluda Medical, Lockup Shares,
CDI, Acquisition Date: 10/30/25,
Cost $18 (AUD) (1)(3)(5) 189,460 61
871
Total Products & Devices 55,550
SERVICES  13.5%
Distribution  2.1%
Cardinal Health  32,906 7,817
Cencora 3,786 1,072
CVS Health  67,598 6,993
15,882
Information  0.1%
Veeva Systems, Class A (1) 5,700 1,012
1,012
Other Services  1.2%
Charles River Laboratories
International (1) 20,331 4,611
IQVIA Holdings (1) 4,253 822
Medpace Holdings (1) 5,452 2,887
Shares/Par $ Value
(Cost and value in $000s)
‡
Quest Diagnostics  3,609 765
9,085
Payors  8.2%
Alignment Healthcare (1) 69,056 1,644
Centene (1) 67,827 4,354
Elevance Health  30,021 11,610
UnitedHealth Group  106,378 44,214
61,822
Providers  1.9%
BrightSpring Health Services (1) 87,705 6,116
Encompass Health  10,970 1,109
Tenet Healthcare (1) 37,832 7,078
14,303
Total Services 102,104
Total Miscellaneous Common
Stocks  5.0% (7) 37,485
Total Common Stocks (Cost
$422,965) 728,209
CONVERTIBLE BONDS  0.1%
BIOTECHNOLOGY  0.1%
Other Biotechnology  0.1%
Delfi Diagnostics, 0.00%, 1/29/27,
Acquisition Date: 12/1/25,
Cost $78 (1)(2)(3) 78,285 78
Immunocore Holdings, 2.50%, 2/1/30  739,000 671
Kartos Therapeutics, 0.00%,
3/4/27, Acquisition Date: 3/4/26,
Cost $45 (1)(2)(3) 44,801 45
Kartos Therapeutics, 0.00%,
5/29/27, Acquisition Date: 5/29/26,
Cost $11 (1)(2)(3) 11,452 11
Total Biotechnology 805
PRODUCTS & DEVICES  0.0%
Capital Equipment  0.0%
RefleXion Medical, 0.00%,
7/24/26, Acquisition Date: 7/28/25,
Cost $12 (1)(2)(3) 12,143 33
RefleXion Medical, 15.00%,
7/11/26, Acquisition Date: 8/13/25,
Cost $12 (2)(3) 12,143 33
RefleXion Medical, 15.00%,
7/11/26, Acquisition Date: 8/27/25,
Cost $12 (2)(3) 12,143 33
Total Products & Devices 99
Total Convertible Bonds (Cost
$910) 904

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  2.2%
BIOTECHNOLOGY  1.2%
Other Biotechnology  1.2%
Arbor Bio, Series B, Acquisition
Date: 10/29/21, Cost $398 (1)(2)(3) 23,994 108
Arbor Bio, Series C, Acquisition
Date: 10/21/24, Cost $65 (1)(2)(3) 15,714 71
Arsenal Biosciences, Series
C, Acquisition Date: 7/9/24,
Cost $651 (1)(2)(3) 35,023 651
Chroma Medicine, Series I,
Acquisition Date: 10/12/21 - 12/4/24,
Cost $785 (1)(2)(3) 354,997 355
Delfi Diagnostics, Series A,
Acquisition Date: 1/12/21 - 4/7/22,
Cost $320 (1)(2)(3) 154,525 604
Delfi Diagnostics, Series B,
Acquisition Date: 6/10/22,
Cost $408 (1)(2)(3) 84,104 329
Endeavor Bio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 550
Endeavor Bio, Series C, Acquisition
Date: 4/22/24, Cost $154 (1)(2)(3) 23,627 154
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 280
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 680
Insitro , Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro , Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Kartos Therapeutics, Series
D, Acquisition Date: 2/26/25,
Cost $153 (1)(2)(3) 27,086 153
Laronde , Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 34
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 338
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 30,439 158
Tessera Therapeutics, Series
D, Acquisition Date: 3/7/25,
Cost $89 (1)(2)(3) 17,248 89
Third Arc Bio, Series A, Acquisition
Date: 7/16/24 - 1/12/26,
Cost $505 (1)(2)(3) 240,042 505
Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 984
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $1,060 (1)(2)(3) 123,059 1,142
Treeline Biosciences, Series
A-2, Acquisition Date: 8/21/25,
Cost $149 (1)(2)(3) 17,362 161
Total Biotechnology 9,319
LIFE SCIENCES  0.5%
Life Sciences  0.5%
Cellanome , Series A, Acquisition
Date: 12/30/21, Cost $497 (1)(2)(3) 89,839 763
Chromacode , Series AA, Acquisition
Date: 5/22/25, Cost $10 (1)(2)(3) 2,002 2
Clear Labs, Series C, Acquisition
Date: 5/13/21, Cost $595 (1)(2)(3) 171,440 542
Clear Labs, Series D, Acquisition
Date: 12/12/24, Cost $58 (1)(2)(3) 18,600 58
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 81
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 428
Element Biosciences, Series
D, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 121
Element Biosciences, Series
D-1, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 121
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(3) 71,397 207
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(3) 41,732 121
Freenome Holdings, Series
D, Acquisition Date: 11/22/21,
Cost $179 (1)(3) 23,669 68
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(3) 8,542 25
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 97
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $572 (1)(2)(3) 54,498 178
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 469
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 255
Total Life Sciences 3,536

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.0%
DeepSight Technology, Series
C, Acquisition Date: 3/18/26,
Cost $264 (1)(2)(3) 20,661 264
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 1
Reflexion Medical, Series
D, Acquisition Date: 4/3/20,
Cost $97 (1)(2)(3) 51,079 —
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 —
Reflexion Medical, Series F,
Acquisition Date: 11/13/23,
Cost $125 (1)(2)(3) 83,280 —
265
Implants  0.2%
Kardium , Series D-5, Acquisition
Date: 11/29/18, Cost $391 (1)(2)(3) 403,778 331
Kardium , Series D-6, Acquisition
Date: 1/8/21, Cost $565 (1)(2)(3) 556,501 460
Kardium , Series D-7, Acquisition
Date: 6/9/25, Cost $284 (1)(2)(3) 584,117 378
Kardium , Series D-8, Acquisition
Date: 6/6/25, Cost $242 (1)(2)(3) 373,263 242
1,411
Other Products & Devices  0.1%
Galvanize Therapeutics, Series C,
Acquisition Date: 7/7/25 - 3/20/26,
Cost $394 (1)(2)(3) 742,782 305
Galvanize Therapeutics, Series
C-1, Acquisition Date: 7/7/25,
Cost $570 (1)(2)(3) 1,656,003 679
984
Total Products & Devices 2,660
SERVICES  0.2%
Information  0.1%
Cleerly , Series C, Acquisition Date:
7/8/22, Cost $312 (1)(2)(3) 26,533 466
466
Other Services  0.1%
Capsule, Series 1-D, Acquisition
Date: 4/7/21, Cost $553 (1)(2)(3) 38,140 38
Shares/Par $ Value
(Cost and value in $000s)
‡
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 41
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 228
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 231
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 77
615
Providers  0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 42
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 29
71
Total Services 1,152
Total Convertible Preferred Stocks
(Cost $23,039) 16,667
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve
Fund, 3.69% (8)(9) 6,525,487 6,525
Total Short-Term Investments
(Cost $6,525) 6,525
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve
Fund, 3.66% (8)(9) 321,471 321
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 321
Total Securities Lending Collateral
(Cost $321) 321
Total Investments in Securities
100.1% of Net Assets
(Cost $453,760) $ 752,626
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $26,532 and represents 3.5% of net assets.
(4) See Note 3 . All or a portion of this security is on loan at June 30, 2026.

T. ROWE PRICE Health Sciences Portfolio

(5) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to
$9,416; the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at June 30, 2026, was $261 and was valued at $256 (0.0% of net assets).
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
(9) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.69% $ — $ — $ 108
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 108+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government Reserve Fund, 3.69% $ 3,540  ¤  ¤ $ 6,525
T. Rowe Price Treasury Reserve Fund, 3.66% —  ¤  ¤ 321
Total $ 6,846^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $108 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,846.

T. ROWE PRICE Health Sciences Portfolio
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $453,760) $ 752,626
Dividends and interest receivable 329
Receivable for shares sold 293
Receivable for investment securities sold 3
Foreign currency (cost $2) 2
Cash 1
Other assets 206
Total assets 753,460
Liabilities
Payable for investment securities purchased 465
Payable for shares redeemed 419
Investment management fees payable 376
Obligation to return securities lending collateral 321
Due to affiliates 15
Other liabilities 280
Total liabilities 1,876
NET ASSETS $ 751,584
Net Assets Consist of:
Total distributable earnings (loss) $ 410,993
Paid-in capital applicable to 12,770,495 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 340,591
NET ASSETS $ 751,584
NET ASSET VALUE PER SHARE
Health Sciences Portfolio Class
(Net assets: $159,033; Shares outstanding: 2,535,341) $ 62.73
Health Sciences Portfolio - II Class
(Net assets: $592,551; Shares outstanding: 10,235,154) $ 57.89

T. Rowe Price Health Sciences Portfolio
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
ok
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $13) $ 3,160
Securities lending 20
.
  Interest 11
Total income 3,191
Expenses
Investment management 2,243
Shareholder servicing
Health Sciences Portfolio Class $ 115
Health Sciences Portfolio - II Class 419 534
Rule 12b-1 fees
Health Sciences Portfolio - II Class 675
Prospectus and shareholder reports
Health Sciences Portfolio Class 1
Health Sciences Portfolio - II Class 3 4
Custody and accounting 115
Legal and audit 26
Proxy and annual meeting 23
Directors 1
Miscellaneous 11
Total expenses 3,632
Net investment loss (441)
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 99,330
Foreign currency transactions 1
Net realized gain 99,331
Change in net unrealized gain / loss
Securities (49,358)
Other assets and liabilities denominated in foreign currencies (5)
Change in net unrealized gain / loss (49,363)
Net realized and unrealized gain / loss 49,968
INCREASE IN NET ASSETS FROM OPERATIONS
$ 49,527

T. Rowe Price Health Sciences Portfolio
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (441) $ (2,455)
Net realized gain 99,331 41,096
Change in net unrealized gain / loss (49,363) 73,522
Increase in net assets from operations 49,527 112,163
Distributions to shareholders
Net earnings
Health Sciences Portfolio Class – (5,277)
Health Sciences Portfolio - II Class – (20,865)
Decrease in net assets from distributions – (26,142)
Capital share transactions
*
Shares sold
Health Sciences Portfolio Class 6,320 11,540
Health Sciences Portfolio - II Class 41,442 73,837
Distributions reinvested
Health Sciences Portfolio Class – 5,277
Health Sciences Portfolio - II Class – 20,865
Shares redeemed
Health Sciences Portfolio Class (14,221) (23,563)
Health Sciences Portfolio - II Class (61,063) (109,322)
Decrease in net assets from capital share transactions (27,522) (21,366)
Net Assets
Increase during period 22,005 64,655
Beginning of period 729,579 664,924
End of period $ 751,584 $ 729,579
*Share information (000s)
Shares sold
Health Sciences Portfolio Class 109 219
Health Sciences Portfolio - II Class 785 1,536
Distributions reinvested
Health Sciences Portfolio Class – 92
Health Sciences Portfolio - II Class – 392
Shares redeemed
Health Sciences Portfolio Class (249) (449)
Health Sciences Portfolio - II Class (1,157) (2,257)
Decrease in shares outstanding (512) (467)

T. Rowe Price Health Sciences Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Health Sciences Portfolio (Health Sciences Portfolio Class) and
the Health Sciences Portfolio–II (Health Sciences Portfolio–II Class). Health Sciences Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Health Sciences
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. Rowe Price Health Sciences Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. Rowe Price Health Sciences Portfolio

The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 709,991 $ 17,938 $ 280 $ 728,209
Convertible Bonds — 671 233 904
Convertible Preferred Stocks — 421 16,246 16,667
Short-Term Investments 6,525 — — 6,525
Securities Lending Collateral 321 — — 321
Total $ 716,837 $ 19,030 $ 16,759 $ 752,626

T. Rowe Price Health Sciences Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $(1,156,000) for the six months ended June 30, 2026.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies
(SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $317,000; the value of cash collateral and related investments was $321,000.
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 408 $ (688) $ 560 $ — $ 280
Convertible Bonds 135 42 56 — 233
Convertible Preferred Stocks 22,432 926 500 (7,612) 16,246
Total $ 22,975 $ 280 $ 1,116 $ (7,612) $ 16,759

T. Rowe Price Health Sciences Portfolio

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $363,755,000 and $394,340,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $456,814,000.
Net unrealized gain aggregated $295,828,000 at period-end, of which $319,647,000 related to appreciated investments and $23,819,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.37% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The fund is subject to an indefinite contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.94%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended June 30, 2026.

T. Rowe Price Health Sciences Portfolio

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price Associates and $6,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others,

T. Rowe Price Health Sciences Portfolio

and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
NOTE 9 - SUBSEQUENT EVENT
On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The change from diversified to nondiversified will become effective on July 1, 2026.

T. ROWE PRICE Health Sciences Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the
Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements
(e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Portfolio Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Health Sciences Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to indefinitely waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage, excluding any 12b-1 fees and certain other expenses. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Portfolio Class with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund’s Portfolio Class with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the total expenses ranked in the second quintile (Expense Group) and third quintile (Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Health Sciences Portfolio

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E309-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026